NYSE

15005699

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

JUN 01 2015

Washington, DC 20549

001-00035

June 1, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CFRTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration the following notes of General Electric Company under the Exchange Act of 1934.

- Floating Rate Notes due 2020
- 1.250% Notes due 2023
- 1.875% Notes due 2027

Sincerely,

Silvio Conte